Filed pursuant to Rule 497(e)

Registration Nos. 333-03715 and 811-07619

[CHAPMAN AND CUTLER LLP LETTERHEAD]

March 21, 2018

Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549

Re:	Nuveen Investment Trust
(Registration Nos. 333-03715 and 811-07619)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust (the “Registrant”) and its series, Nuveen Concentrated Core Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format summary information that mirrors the summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on March 2, 2018.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures